UNITED STATES

			SECURITIES AND EXCHANGE COMMISSION

			     Washington, D,C.  20549

        			    Form 13F

			       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2002

Check here if Amendment	[	];	Amendment Number:  __________________

This Amendment (Check only one):	[	] is a restatement.
					[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Emerson Investment Management, Inc.
Address:	11 Beacon Street
		Boston, Massachusetts  02108

Form 13F File Number: 	28-6048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:		Bradford Gardner
Title:		Managing Director
Phone:		(617) 720-1516

Signature, Place, and Date of Signing:

	/s/  Bradford Gardner	   Boston, Massachusetts	   August 5, 2002
      ------------------------	   ---------------------	   -----------
	     [signature]	       [City, State]		      [Date]

Report Type (Check only one):

[X]	13F HOLDINGS REPORT (Check here if all holdings of this reporting
	manager are reported in this report)

[ ]	13F NOTICE (Check here if no holdings reported are in this report,
	and all holidngs are reported by other reporting manager(s))

[ ]	13F COMBINATION REPORT (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

				 UNITED STATES

			SECURITIES AND EXCHANGE COMMISSION

			     Washington, D,C.  20549

        			    Form 13F

			      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			None

Form 13F Information Table Entry Total:			97 Data Records

Form 13F Information Table Value Total:			$290,683

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	None

EMERSON INVESTMENT MANAGEMENT, INC.
FORM 13F
June 30, 2002




                                                                  FORM 13F INFORMATION TABLE
 VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERDEEN ASIA-PACIFIC INCOME F IBF              003009107     5725  1200240 SH       SOLE                           1200240
GLOBAL HIGH INCOME DOLLAR FD   IBF              37933G108     8710   606987 SH       SOLE                            606987
STRATEGIC GLOBAL INCOME FD     IBF              862719101     5742   468756 SH       SOLE                            468756
TEMPLETON GLOBAL GVT           IBF              879929107      927   131000 SH       SOLE                            131000
TEMPLETON GLOBAL INCOME        IBF              880198106     7198   947155 SH       SOLE                            947155
CREDIT SUISSE HIGH YIELD BOND  BF               22544f103     2004   456573 SH       SOLE                            456573
MANAGED HIGH INCOME            BF               56166C105     3965   658598 SH       SOLE                            658598
MFS INTERMED INCOME            BF               55273C107      132    18480 SH       SOLE                             18480
MFS MULTIMARKET INCOME TRUST   BF               552737108     8719  1485273 SH       SOLE                           1485273
OPPENHEIMER FUND               BF               683933105     8231  1049907 SH       SOLE                           1049907
SCUDDER HIGH INCOME TRUST      BF               811153105      911   152100 SH       SOLE                            152100
SENIOR HIGH INCOME             BF               81721E107      474    94500 SH       SOLE                             94500
VAN KAMPEN BOND FUND           BF               920955101      865    46775 SH       SOLE                             46775
BARCLAYS BANK PFD E            PFD              06738C836      577    22425 SH       SOLE                             22425
ROYAL BANK SCOTLAND PFD I 8.0% PFD              780097861      876    33750 SH       SOLE                             33750
ROYAL BK SCOTLAND PFD H        PFD              780097879      772    30545 SH       SOLE                             30545
1/10 BERKSHIRE HTHWY CL A      COM              084670991      200       30 SH       SOLE                                30
ADC TELECOMMUNICATIONS INC     COM              000886101       55    23810 SH       SOLE                             23810
ADELPHIA BUSINESS SOLUTIONS    COM              006847107        1    58500 SH       SOLE                             58500
AMERICAN EXPRESS CO            COM              025816109     1177    32411 SH       SOLE                             32411
AMERICAN INT'L GROUP           COM              026874107      353     5170 SH       SOLE                              5170
AMGEN INC COM                  COM              031162100      239     5698 SH       SOLE                              5698
AMSOUTH BANCORPORATION COM     COM              032165102      201     8980 SH       SOLE                              8980
ANADARKO PETROLEUM             COM              032511107      495    10050 SH       SOLE                             10050
ANALOG DEVICES                 COM              032654105     1381    46494 SH       SOLE                             46494
AOL TIME WARNER                COM              00184a105      290    19709 SH       SOLE                             19709
APACHE CORP                    COM              037411105      643    11192 SH       SOLE                             11192
APPLIED MATERIALS INC          COM              038222105      906    47636 SH       SOLE                             47636
AQUILA INC COM                 COM              03840p102      802   100300 SH       SOLE                            100300
ARCHSTONE-SMITH TRUST          COM              039583109     2627    98405 SH       SOLE                             98405
AUTOMATIC DATA                 COM              053015103     1334    30630 SH       SOLE                             30630
BANK NEW YORK COMPANY          COM              064057102     1528    45275 SH       SOLE                             45275
BERKSHIRE HATHAWAY INC CL B    COM              084670207      217       97 SH       SOLE                                97
BIOGEN INC.                    COM              090597105     3486    84153 SH       SOLE                             84153
BIOMET INC COM                 COM              090613100     3217   118610 SH       SOLE                            118610
BP PLC - SPONS ADR             COM              055622104     1782    35297 SH       SOLE                             35297
CALPINE CORP                   COM              131347106      541    76886 SH       SOLE                             76886
CENDANT CORP                   COM              151313103      203    12814 SH       SOLE                             12814
CHALCO INDUSTRIES INC          COM              157488107        0    61295 SH       SOLE                             61295
CHEVRONTEXACO CORP COM         COM              166764100     4153    46930 SH       SOLE                             46930
CISCO SYSTEMS INC              COM              17275R102     1381    98997 SH       SOLE                             98997
CITIGROUP INC                  COM              172967101     5519   142436 SH       SOLE                            142436
CITIZENS BANCORP INC           COM              172929101      302    17786 SH       SOLE                             17786
COLGATE PALMOLIVE              COM              194162103     3481    69549 SH       SOLE                             69549
CONOCO INC COM                 COM              208251504     3674   132171 SH       SOLE                            132171
CONVERGYS CORP                 COM              212485106     2387   122558 SH       SOLE                            122558
CVS                            COM              126650100     2357    77038 SH       SOLE                             77038
DUPONT E I DE NEMOURS          COM              263534109      206     4637 SH       SOLE                              4637
EDWARDS LIFESCIENCES COM       COM              28176e108      259    11150 SH       SOLE                             11150
EMC CORP MASS                  COM              268648102     1351   178931 SH       SOLE                            178931
EQUITY RESIDENTIAL             COM              29476L107     1170    40690 SH       SOLE                             40690
EXXON MOBIL CORP               COM              30231g102     2527    61757 SH       SOLE                             61757
FEDEX CORPORATION              COM              31428X106     1161    21750 SH       SOLE                             21750
FLEETBOSTON FINL CORP COM      COM              339030108     3855   119154 SH       SOLE                            119154
GENENTECH INC                  COM              368710406      613    18305 SH       SOLE                             18305
GENERAL ELECTRIC CO            COM              369604103     4369   150388 SH       SOLE                            150388
GENZYME CORP                   COM              372917104      229    11900 SH       SOLE                             11900
HANOVER COMPRESSOR CO COM      COM              410768105      828    61315 SH       SOLE                             61315
HEINZ H J CO                   COM              423074103      906    22035 SH       SOLE                             22035
HEWLETT PACKARD CO COM         COM              428236103      409    26794 SH       SOLE                             26794
HOME DEPOT                     COM              437076102     2405    65484 SH       SOLE                             65484
HONEYWELL CORP                 COM              438516106     3263    92631 SH       SOLE                             92631
IBM                            COM              459200101     3560    49449 SH       SOLE                             49449
INTEL CORP                     COM              458140100     3484   190693 SH       SOLE                            190693
J P MORGAN CHASE & CO          COM              46625h100     2283    67296 SH       SOLE                             67296
JOHNSON & JOHNSON              COM              478160104     4715    90217 SH       SOLE                             90217
LINCOLN NATIONAL CORP          COM              534187109     2356    56084 SH       SOLE                             56084
LOWES COS INC COM              COM              548661107     3296    72602 SH       SOLE                             72602
LSI LOGIC CORP                 COM              502161102     1083   123745 SH       SOLE                            123745
MED DIVERSIFIED INC            COM              58401n102        5    25000 SH       SOLE                             25000
MEDIMMUNE INC                  COM              584699102     1744    66077 SH       SOLE                             66077
MEDTRONIC                      COM              585055106     1290    30101 SH       SOLE                             30101
MERCK & CO INC                 COM              589331107      983    19416 SH       SOLE                             19416
METLIFE INC                    COM              59156r108     1030    35753 SH       SOLE                             35753
MICROSOFT INC                  COM              594918104     5718   104525 SH       SOLE                            104525
NEWMONT MINING CORP COM        COM              651639106     1731    65750 SH       SOLE                             65750
NOKIA CORP                     COM              654902204     2897   200064 SH       SOLE                            200064
ORACLE SYSTEMS                 COM              68389X105     1117   117912 SH       SOLE                            117912
PEPSICO INC                    COM              713448108      910    18889 SH       SOLE                             18889
PFIZER INC                     COM              717081103     7137   203917 SH       SOLE                            203917
PROCTER & GAMBLE CO            COM              742718109      267     2988 SH       SOLE                              2988
SAFEWAY INC                    COM              786514208     2208    75635 SH       SOLE                             75635
SBC COMMUNICATIONS             COM              78387G103      283     9291 SH       SOLE                              9291
SCHERING-PLOUGH                COM              806605101     1089    44251 SH       SOLE                             44251
STAPLES INC                    COM              855030102     2830   143657 SH       SOLE                            143657
STRYKER CORP                   COM              863667101     2296    42900 SH       SOLE                             42900
SUN MICROSYSTEMS               COM              866810104      837   167017 SH       SOLE                            167017
TALBOTS INC                    COM              874161102     3065    87564 SH       SOLE                             87564
TJX COMPANIES INC              COM              872540109      295    15030 SH       SOLE                             15030
TYSON FOODS INC                COM              902494103     4628   298363 SH       SOLE                            298363
UNITED TECHNOLOGIES            COM              913017109     6057    89199 SH       SOLE                             89199
UNUMPROVIDENT CORPORATION      COM              91529Y106     3027   118957 SH       SOLE                            118957
VERIZON COMMUNICATIONS         COM              92343v104     2836    70629 SH       SOLE                             70629
VIACOM INC CL B                COM              925524308     2582    58202 SH       SOLE                             58202
WHITE MOUNTAIN                 COM              G9618e107     3720    11753 SH       SOLE                             11753
XCEL ENERGY                    COM              98389b100     1057    63050 SH       SOLE                             63050
VANGUARD INDEX TR 500 PORT     MF               922908108      262     2866 SH       SOLE                              2866